Income taxes - Disclosure of components of deferred income tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Stream interests	$ 26,753	$ 30,100	$ 34,278
Non-capital losses	14,375	7,663	8,195
Deferred and restricted share units	3,644	3,401	4,008
Share and debt issue expenses	2,720	2,935	4,562
Deferred tax assets	47,492	44,099
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(133,120)	(102,782)	(93,266)
Investments	(706)	(8,077)	(9,437)
Convertible debentures	0	(1,173)	(2,315)
Other	(238)	(474)	(454)
Deferred tax liabilities	(134,064)	(112,506)
Deferred tax liability, net	$ (86,572)	$ (68,407)	$ (54,429)